Investment in Operating Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Investment in Operating Leases
8. Investment in Operating Leases
For fiscal 2019, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥36,763 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥26,120 million.
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2019 are as follows:

Millions of yen
2019
Depreciation expenses	¥202,858
Various expenses	54,463

¥257,321

For further information about investment in operating leases for fiscal 2020 and 2021, see Note 6 of “Leases.”